Supplemental Quarterly Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Quarterly Information [Abstract]
Sales and other operating revenues	$ 4,164,334	$ 4,195,000	$ 4,686,900	$ 4,843,400	$ 4,357,992	$ 4,897,200	$ 4,867,400	$ 4,915,000	$ 4,621,700	$ 18,083,335	$ 19,301,308	$ 18,919,216
Income (loss) from continuing operations before income taxes	14,452	49,000	59,300	114,900	34,898	33,900	23,400	110,000	(17,200)	257,677	150,119	310,813
Income (loss) from continuing operations	8,852	29,500	36,300	70,200	20,554	18,100	13,400	66,400	(11,400)	156,326	86,414	187,853
Net income	$ 9,633	$ 93,600	$ 41,700	$ 77,600	$ 22,047	$ 19,100	$ 11,000	$ 66,200	$ (12,700)	$ 235,033	$ 83,568	$ 324,020
Income (loss) from continuing operations (per Common share)
Basic	$ 0.19	$ 0.63	$ 0.78	$ 1.50	$ 0.44	$ 0.39	$ 0.29	$ 1.42	$ (0.24)	$ 3.34	$ 1.85	$ 4.02
Diluted	$ 0.19	$ 0.63	$ 0.78	$ 1.50	$ 0.44	$ 0.39	$ 0.29	$ 1.42	$ (0.24)	$ 3.34	$ 1.85	$ 4.02
Net income (per Common share)
Basic	$ 0.21	$ 2.00	$ 0.89	$ 1.66	$ 0.47	$ 0.41	$ 0.24	$ 1.42	$ (0.27)	$ 5.03	$ 1.79	$ 6.93
Diluted	$ 0.21	$ 2.00	$ 0.89	$ 1.66	$ 0.47	$ 0.41	$ 0.24	$ 1.42	$ (0.27)	$ 5.02	$ 1.79	$ 6.93
Market price of Common stock
High		$ 46.91	$ 41.58							$ 46.91
Low		$ 39.27	$ 36.12							$ 36.12